Contract Assets and Liabilities - Summary of Contract Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of revenue from contracts with customers [line items]
Contract liabilities	₩ 229,706	₩ 212,493
Allocation of consideration between performance obligations [member]
Disclosure of revenue from contracts with customers [line items]
Contract assets	136,737	129,771
Wireless service contracts [member]
Disclosure of revenue from contracts with customers [line items]
Contract liabilities	20,275	19,149
Customer loyalty programs [member]
Disclosure of revenue from contracts with customers [line items]
Contract liabilities	5,694	7,164
Fixed-line service contracts [member]
Disclosure of revenue from contracts with customers [line items]
Contract liabilities	151,427	146,106
Other contract liabilities [member]
Disclosure of revenue from contracts with customers [line items]
Contract liabilities	₩ 52,310	₩ 40,074